Label	Element	Value
Lazard Retirement International Equity Select Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LAZARD RETIREMENT SERIES, INC.

Lazard Retirement International Equity Select Portfolio

Supplement to Current Prospectus

The following replaces the table in "Summary Section—Lazard Retirement International Equity Select Portfolio—Fees and Expenses" in the Prospectus:

	Service Shares	Investor Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.65%	.65%
Distribution and Service (12b-1) Fees	.25%	None
Other Expenses*	.15%	.15%
Acquired Fund Fees and Expenses	.01%	.01%
Total Annual Portfolio Operating Expenses**	1.06%	.81%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.

**	Excluding Acquired Fund Fees and Expenses, the Total Annual Portfolio Operating Expenses are 1.05% and .80% of the Portfolio’s Service Shares and Investor Shares, respectively.

The following replaces the table in "Summary Section—Lazard Retirement International Equity Select Portfolio—Example" in the Prospectus:

	1 Year	3 Years
Service Shares	$108	$337
Investor Shares	$83	$259

Dated: October 1, 2019

Risk/Return [Heading]	rr_RiskReturnHeading	Lazard Retirement International Equity Select Portfolio